Loans and Borrowings - Additional Information (Detail) - USD ($)		12 Months Ended		36 Months Ended
	Feb. 09, 2021	Mar. 31, 2023	Mar. 31, 2022	Feb. 15, 2024
Disclosure Of Loans And Borrowings [Line Items]
Notes maturity date	Feb. 15, 2028
Notes repurchase description		Holders of the Notes have the right to require the Company to repurchase for cash all or part of their Notes on February 15, 2024 and February 15, 2026 (each, a “repurchase date”) at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the relevant repurchase date.
Percent of repurchase price equal to principal amount of notes to be repurchased		100.00%
Notes redemption description		Company may, at its option, redeem the Notes, in whole but not in part, following the occurrence certain tax law changes at a redemption price equal to 100% of the principal amount of the Notes to be redeemed, plus accrued and unpaid special interest, if any, to, but excluding, the redemption date (unless the redemption date falls after a special interest record date but on or prior to the special interest payment date to which such special interest record date relates, in which case the Company will instead pay the full amount of accrued and unpaid special interest, if any, to the holder of record as of the close of business on such special interest record date, and the redemption price will be equal to 100% of the principal amount of the Notes to be redeemed).
Percent of redemption price equal to principal amount of notes to be redeemed		100.00%
Notes repurchase on fundamental change description		Upon the occurrence of a fundamental change, holders may require the Company to repurchase for cash all or any portion of their Notes at a fundamental change repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the fundamental change repurchase date.
Remaining period of accreted principal amount		10 months 17 days	1 year 10 months 17 days
Credit facilities maximum funding amount		$ 49,203,000	$ 62,461,000
Credit facilities from affiliate		70,000,000
Credit facilities limits for bank guarantee		39,620,000	10,670,000
Assets pledged as collateral		107,683,000	51,223,000
Motor Vehicles [Member]
Disclosure Of Loans And Borrowings [Line Items]
Carrying amount of vehicles		$ 3,014,000	$ 1,543,000
Events After Reporting Period [Member]
Disclosure Of Loans And Borrowings [Line Items]
Accreted effective interest rate				7.39%
Ordinary Share [Member]
Disclosure Of Loans And Borrowings [Line Items]
Par value per share		$ 0.0005
Notes [member]
Disclosure Of Loans And Borrowings [Line Items]
Principal amount	$ 230,000,000
Convertible senior notes interest rate	0.00%
Notes [member] | Ordinary Share [Member]
Disclosure Of Loans And Borrowings [Line Items]
Principal amount	$ 1,000
Initial conversion rate	25.8035
Par value per share	$ 0.0005
Conversion price per share	$ 38.75
Full Exercise of the Initial Purchasers' Option to Purchase Additional Notes [Member]
Disclosure Of Loans And Borrowings [Line Items]
Principal amount	$ 30,000,000